FAIR VALUE MEASUREMENTS - Schedule of Investments at Fair Value (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 174,429,349	$ 142,139,645
Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	100,864,374	82,391,552
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	100,864,374	82,391,552
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
First Financial Bancorp common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,549,934	9,995,778
First Financial Bancorp common stock | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,549,934	9,995,778
First Financial Bancorp common stock | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	8,549,934	9,995,778
First Financial Bancorp common stock | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
First Financial Bancorp common stock | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Mutual funds | Total
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	92,314,440	72,395,774
Mutual funds | Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	92,314,440	72,395,774
Mutual funds | Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Mutual funds | Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	0	0
Pooled separate accounts | NAV
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 73,564,975	$ 59,748,093